Equity (Details) - Schedule of warrant status - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Schedule of Warrant Status [Abstract]
Warrants, Outstanding, beginning of year	600,000
Weighted Average Exercise Price, Outstanding, beginning of year	$ 0.01
Warrants, Granted	1,400,000	600,000
Weighted Average Exercise Price, Granted	$ 0.01	$ 0.5
Warrants, Granted	2,100,000
Weighted Average Exercise Price, Granted	$ 0.1
Warrants, Forfeited
Weighted Average Exercise Price, Forfeited
Warrants, Outstanding, end of year	4,100,000	600,000
Weighted Average Exercise Price, Outstanding, end of year	$ 0.09	$ 0.01
Warrants, Exercisable, end of year	3,100,000	600,000
Weighted Average Exercise Price, Exercisable, end of year